Oracle Healthcare Acquisition Corp.
                               200 Greenwich Road
                          Greenwich, Connecticut 06830










August 18, 2006


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, D.C.  20549
Attn:  Division of Corporation Finance,
       Office of Emerging Growth Companies


     Re: Oracle Healthcare Acquisition Corp. (the "Company")
         Item 4.02 Form 8-K
         Filed August 9, 2006
         File No. 0-51785

Dear Ladies and Gentlemen:

In response to the comment of the Staff of the Securities and Exchange Commission (the "Commission") in its letter dated August 16, 2006, the Company has filed simultaneously filed herewith and amended Form 8-K to address the Staff's comment in respect thereof.

The numbered paragraph below corresponds to the paragraph in which the comment was made. For your convenience, we have included above our response a copy of the comment to which we are responding.

Form 8-K Item 4.02 filed August 9,2006
--------------------------------------

     1. Please amend your filing to disclose when you concluded that your financial statements should no longer be relied on.

          Complied with.

     In connection with responding to the Staff's comment, the Company acknowledges that:

  o the Company is responsible for the adequacy of the disclosure in the filing;

  o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

  o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


Should members of the Commission Staff have any questions or comments, or require any additional information regarding any of the response or the attached filing, please contact the undersigned at (203) 862-7920.

Very truly yours,



/s/ Joel D. Liffmann

Joel D. Liffmann


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